Organization and Basis of Presentation - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) deadWeightTon	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 12, 2018
Organization and Basis of Presentation [Table] [Line Items]
Amortization of Debt Issuance Costs net of Write-offs | $	$ 3,600,000	$ 3,800,000	$ 9,600,000
Deferred Finance Costs, Own-share Lending Arrangement, Issuance Costs, Adjustment | $		$ 3,800,000
Equity Method Investment, Ownership Percentage	3.70%			10.90%
Amount of time sale expected to be complete	1 year
Maturity of Time Deposits	3 months
Document Period End Date	Dec. 31, 2020
Number of vessels owned	41	56
Number of vessels	46
Property, Plant and Equipment, Useful Life	25 years
Period used for estimated scrap value	4 years
Period of time charter rates		5 years
Period of time charter rate, historical average used for impairment test		10 years
Amortization of deferred financing costs | $	$ 3,667,000	$ 6,915,000	$ 9,582,000
Deferred Finance Costs, Gross | $	21,300,000	20,000,000.0
Accumulated Amortization, Deferred Finance Costs | $	$ 13,400,000	$ 6,700,000
Number of major customers	2	2	2
Liquidity period	12 months
Number of credit agreements	6
Cash, FDIC Insured Amount | $	$ 0
Number of Reportable Segments	2
Minimum
Organization and Basis of Presentation [Table] [Line Items]
Duration of planned major repairs and maintainence of vessel (in months)	30 months
Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
Duration of planned major repairs and maintainence of vessel (in months)	60 months
Newbuilding Drybulk carriers
Organization and Basis of Presentation [Table] [Line Items]
Minimum carrying capicity of vessels	30,000
Ultramax
Organization and Basis of Presentation [Table] [Line Items]
DWT	1,742,400
Number of vessels owned	28
Kamsarmax
Organization and Basis of Presentation [Table] [Line Items]
Number of vessels owned	13
Vessels time charter-in	5
Kamsarmax pool [Member]
Organization and Basis of Presentation [Table] [Line Items]
Concentration Risk, Customer	30	31	36
Ultramax pool [Member]
Organization and Basis of Presentation [Table] [Line Items]
Concentration Risk, Customer	50	60	64
Secured Debt
Organization and Basis of Presentation [Table] [Line Items]
Number of credit agreements	2
Kamsarmax pool [Member] | Minimum
Organization and Basis of Presentation [Table] [Line Items]
DWT	82,000
Kamsarmax pool [Member] | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	84,000
Kamsarmax pool [Member] | Kamsarmax | Minimum
Organization and Basis of Presentation [Table] [Line Items]
DWT	82,000
Kamsarmax pool [Member] | Kamsarmax | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	84,000
Ultramax pool [Member] | Minimum
Organization and Basis of Presentation [Table] [Line Items]
DWT	60,200
Ultramax pool [Member] | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	64,000